Consolidated Cash Flow Statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net profit		€ 6,073	€ 6,026	€ 9,788
Taxation		1,923	2,263	2,572
Share of net (profit)/loss of joint ventures/associates and other (income)/loss from non-current investments and associates		(178)	(176)	(207)
Net monetary (gain)/loss arising from hyperinflationary economies		(20)	(32)	(122)
Net finance costs		505	627	608
Operating profit		8,303	8,708	12,639
Depreciation, amortisation and impairment		2,018	1,982	2,216
Changes in working capital:		680	(9)	(793)
Inventories		(587)	313	(471)
Trade and other receivables		1,125	(445)	(1,298)
Trade payables and other liabilities		142	123	976
Pensions and similar obligations less payments		(182)	(260)	(128)
Provisions less payments		(53)	7	55
Elimination of (profits)/losses on disposals		60	60	(4,313)
Non-cash charge for share-based compensation		108	151	196
Other adjustments	[1]	(1)	2	(260)
Cash flow from operating activities		10,933	10,641	9,612
Income tax paid		(1,875)	(2,532)	(2,294)
Net cash flow from operating activities		9,058	8,109	7,318
Interest received		169	146	110
Purchase of intangible assets		(158)	(210)	(203)
Purchase of property, plant and equipment		(863)	(1,316)	(1,329)
Disposal of property, plant and equipment		89	97	108
Acquisition of businesses and investments in joint ventures and associates		(1,426)	(1,122)	(1,336)
Disposal of businesses, joint ventures and associates		39	177	7,093
Acquisition of other non-current investments		(128)	(160)	(94)
Disposal of other non-current investments		51	55	151
Dividends from joint ventures, associates and other current/non-current investments		188	164	154
(Purchase)/sale of financial assets		558	(68)	(10)
Net cash flow (used in)/from investing activities		(1,481)	(2,237)	4,644
Dividends paid on ordinary share capital		(4,279)	(4,209)	(4,066)
Interest paid		(624)	(694)	(571)
Net change in short-term borrowings		722	337	(4,026)
Additional financial liabilities		3,117	5,911	10,595
Repayment of financial liabilities		(3,577)	(4,912)	(6,594)
Capital element of lease payments		(443)	(435)	(481)
Repurchase of shares				(6,020)
Other movements on treasury shares			(201)	(257)
Other financing activities	[2]	(720)	(464)	(693)
Net cash flow (used in)/from financing activities		(5,804)	(4,667)	(12,113)
Net increase/(decrease) in cash and cash equivalents		1,773	1,205	(151)
Cash and cash equivalents at the beginning of the year		4,116	3,090	3,169
Effect of foreign exchange rate changes		(414)	(179)	72
Cash and cash equivalents at the end of the year		€ 5,475	€ 4,116	€ 3,090

[1]	2018 includes a non-cash credit of €277 million from early settlement of contingent consideration relating to Blueair.
[2]	Other financing activities include cash paid for the purchase of non-controlling interests and dividends paid to minority interest.